WARRANTS (Details 1)	12 Months Ended
Jun. 30, 2020 $ / shares
Warrant One
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ .10
Risk-free interest rate	1.41%
Expected life	2 years
Estimated volatility in the market price of the common shares	214.00%
Dividend yield	0.00%
Warrant Two
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ .10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155.00%
Dividend yield	0.00%
Warrant Three
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ 0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155.00%
Dividend yield	0.00%
Warrant Four
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ 1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173.00%
Dividend yield	0.00%
Warrant Five
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ 1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173.00%
Dividend yield	0.00%
Warrant Six
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ 1.42
Risk-free interest rate	1.75%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	129.00%
Dividend yield	0.00%
Warrant Seven
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ 1.35
Risk-free interest rate	2.27%
Expected life	2 years
Estimated volatility in the market price of the common shares	126.00%
Dividend yield	0.00%
Warrant Eight
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ 1.05
Risk-free interest rate	2.25%
Expected life	2 years
Estimated volatility in the market price of the common shares	124.00%
Dividend yield	0.00%
Warrant Nine
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ 1.30
Risk-free interest rate	2.41%
Expected life	4 years
Estimated volatility in the market price of the common shares	215.00%
Dividend yield	0.00%
Warrant Ten
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ 1.30
Risk-free interest rate	2.41%
Expected life	4 years
Estimated volatility in the market price of the common shares	215.00%
Dividend yield	0.00%
Warrant Eleven
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ 1.06
Risk-free interest rate	2.14%
Expected life	2 years
Estimated volatility in the market price of the common shares	116.00%
Dividend yield	0.00%
Warrant Twelve
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ .95
Risk-free interest rate	1.83%
Expected life	3 years
Estimated volatility in the market price of the common shares	152.00%
Dividend yield	0.00%
Warrant Thirteen
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ .19
Risk-free interest rate	1.37%
Expected life	3 years
Estimated volatility in the market price of the common shares	124.00%
Dividend yield	0.00%
Warrant Fourteen
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ .225
Risk-free interest rate	0.53%
Expected life	3 years
Estimated volatility in the market price of the common shares	117.00%
Dividend yield	0.00%
Warrant Fifteen
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ 0.225
Risk-free interest rate	0.53%
Expected life	3 years
Estimated volatility in the market price of the common shares	117.00%
Dividend yield	0.00%
Warrant Sixteen
DisclosureOfWarrantsLineItems [Line Items]
Stock price	$ .30
Risk-free interest rate	0.42%
Expected life	2 years
Estimated volatility in the market price of the common shares	118.00%
Dividend yield	0.00%